                                  ARMADA FUNDS

                         ARMADA TAX MANAGED EQUITY FUND
                       ARMADA LARGE CAP CORE EQUITY FUND
                          ARMADA LARGE CAP GROWTH FUND
                           ARMADA S&P 500 INDEX FUND

                           A, B and C Shares (Retail)
   Supplement dated July 23, 2004 to the Prospectus dated October 1, 2003, as amended and restated on June 8, 2004

This Supplement provides new and additional information beyond that contained in the Prospectus
             and should be read in conjunction with the Prospectus.

ARMADA TAX MANAGED EQUITY FUND

     On July 22, 2004, the Board of Trustees of Armada Funds (the "Board") unanimously voted to liquidate Armada Tax Managed Equity Fund. Accordingly, effective July 26, 2004, the Fund will no longer be offered other than through dividend reinvestment. This decision was made after careful consideration of the Fund's operations, asset size, current expenses and historical performance. You may redeem or exchange your shares of the Fund for any other Armada Fund that is open to new investors until August 31, 2004. You may sell or exchange shares on any business day prior to August 31, 2004 by contacting us directly by mail, telephone (by calling toll free 1-800-622-FUND (3863)) or via our website (www.armadafunds.com). If you invest through a financial institution, you should contact the financial institution for more information on how to sell or exchange your shares. Effective August 31, 2004, the Fund will suspend all redemptions and exchanges in order to facilitate an orderly liquidation. If you still hold shares of the Fund as of August 31, 2004, we will automatically redeem your shares for cash and remit the proceeds to you (via check or wire) based on the instructions listed on your account within 14 days.

     The sale, exchange or liquidation of your shares will generally be a taxable event. You should consult your personal tax advisor concerning your particular tax situation.

     Please contact Armada Funds at 1-800-622-FUND (3863) for more information.

ARMADA LARGE CAP CORE EQUITY FUND

     The prospectus disclosure for the Armada Large Cap Core Equity Fund beginning on page 4 is amended by deleting the second, third and fourth paragraphs under the section entitled "Principal Investment Strategies" and replacing them with the following:

          The Fund's Adviser believes that the best approach to the large cap equity market is to employ a philosophy combining disciplined portfolio construction with flexible security selection. The Fund is generally a focused portfolio and is invested sector neutral to the S&P 500 Composite Stock Price Index, thus providing shareholders with a broad equity market exposure. A large portion of the Fund will be invested in companies with market capitalizations similar to the S&P 500 Composite Stock Price Index.

          Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

          The Adviser utilizes a systematic, disciplined investment process when selecting individual securities. The Adviser focuses on a combination of fundamental, technical, and sentiment factors to help identify appropriate investments for the Fund. Among the factors considered are the following: the quality of the management team; industry position; the company's business model; and historical growth rates. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

     The following paragraph is added to the section entitled "Principal Risks of Investing" for the Armada Large Cap Core Fund beginning on page 4 of the prospectus:

          Active trading risk. The Fund's Adviser frequently buys and sells securities, which results in correspondingly higher expenses and other transaction costs, and which are ultimately borne by the Fund's shareholders. Higher portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for the Fund's shareholders.

ARMADA LARGE CAP GROWTH FUND

     The prospectus disclosure for the Armada Large Cap Growth Fund beginning on page 6 is amended by deleting the second paragraph under the section entitled "Principal Investment Strategies" and replacing it with the following:

          The Fund's Adviser believes that the best approach to the large cap equity market is to employ a philosophy combining disciplined portfolio construction with flexible security selection. The Fund is generally a focused portfolio and is invested sector neutral to the Russell 1000 Growth Index, thus providing shareholders with increased exposure to the growth areas of the equity market. A large portion of the Fund will be invested in companies with market capitalizations similar to the Russell 1000 Growth Index. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

ARMADA S&P 500 INDEX FUND

     The prospectus disclosure for the Armada S&P 500 Index Fund beginning on page 14 is amended by deleting the second and third paragraph under the section entitled "Principal Investment Strategies" and replacing them with the following:

          Under normal circumstances, the Adviser invests at least 80% of the Fund's net assets plus any borrowings for investment purposes in stocks included in the S&P 500 Composite Stock Price Index (the "Index"). The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

          The Index is made up of common stocks of 500 large, publicly traded companies. The vast majority of the Fund's assets is invested in stocks included in the Index in approximately the same relative proportion as those stocks are held in the Index. The Adviser does not generally "manage" the Fund in the traditional sense (i.e., by using economic, financial or market analysis). However, the Adviser believes that employing certain active management strategies for a small percentage of the Fund's assets, if successful, will result in net returns after expenses that may more closely approximate the returns of the Index.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU-036-0100

                                  ARMADA FUNDS

                         ARMADA TAX MANAGED EQUITY FUND
                       ARMADA LARGE CAP CORE EQUITY FUND
                          ARMADA LARGE CAP GROWTH FUND
                           ARMADA S&P 500 INDEX FUND

                            I Shares (Institutional)

    Supplement dated July 23, 2004 to the Prospectus dated October 1, 2003, as amended and restated on June 8, 2004

This Supplement provides new and additional information beyond that contained in the Prospectus
             and should be read in conjunction with the Prospectus.

ARMADA TAX MANAGED EQUITY FUND

     On July 22, 2004, the Board of Trustees of Armada Funds (the "Board") unanimously voted to liquidate Armada Tax Managed Equity Fund. Accordingly, effective July 26, 2004, the Fund will no longer be offered other than through dividend reinvestment. This decision was made after careful consideration of the Fund's operations, asset size, current expenses and historical performance. You may redeem or exchange your shares of the Fund for any other Armada Fund that is open to new investors until August 31, 2004. You may sell or exchange shares on any business day prior to August 31, 2004 by contacting us directly by mail, telephone (by calling toll free 1-800-622-FUND (3863)) or via our website (www.armadafunds.com). If you invest through a financial institution, you should contact the financial institution for more information on how to sell or exchange your shares. Effective August 31, 2004, the Fund will suspend all redemptions and exchanges in order to facilitate an orderly liquidation. If you still hold shares of the Fund as of August 31, 2004, we will automatically redeem your shares for cash and remit the proceeds to you (via check or wire) based on the instructions listed on your account within 14 days.

     The sale, exchange or liquidation of your shares will generally be a taxable event. You should consult your personal tax advisor concerning your particular tax situation.

     Please contact Armada Funds at 1-800-622-FUND (3863) for more information.

ARMADA LARGE CAP CORE EQUITY FUND

     The prospectus disclosure for the Armada Large Cap Core Equity Fund beginning on page 4 is amended by deleting the second, third and fourth paragraphs under the section entitled "Principal Investment Strategies" and replacing them with the following:

          The Fund's Adviser believes that the best approach to the large cap equity market is to employ a philosophy combining disciplined portfolio construction with flexible security selection. The Fund is generally a focused portfolio and is invested sector neutral to the S&P 500 Composite Stock Price Index, thus providing shareholders with a broad equity market exposure. A large portion of the Fund will be invested in companies with market capitalizations similar to the S&P 500 Composite Stock Price Index.

          Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

          The Adviser utilizes a systematic, disciplined investment process when selecting individual securities. The Adviser focuses on a combination of fundamental, technical, and sentiment factors to help identify appropriate investments for the Fund. Among the factors considered are the following: the quality of the management team; industry position; the company's business model; and historical growth rates.

     The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

     The following paragraph is added to the section entitled "Principal Risks of Investing" for the Armada Large Cap Core Fund beginning on page 4 of the prospectus:

          Active trading risk. The Fund's Adviser frequently buys and sells securities, which results in correspondingly higher expenses and other transaction costs, and which are ultimately borne by the Fund's shareholders. Higher portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for the Fund's shareholders.

ARMADA LARGE CAP GROWTH FUND

     The prospectus disclosure for the Armada Large Cap Growth Fund beginning on page 6 is amended by deleting the second paragraph under the section entitled "Principal Investment Strategies" and replacing it with the following:

          The Fund's Adviser believes that the best approach to the large cap equity market is to employ a philosophy combining disciplined portfolio construction with flexible security selection. The Fund is generally a focused portfolio and is invested sector neutral to the Russell 1000 Growth Index, thus providing shareholders with increased exposure to the growth areas of the equity market. A large portion of the Fund will be invested in companies with market capitalizations similar to the Russell 1000 Growth Index. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

ARMADA S&P 500 INDEX FUND

     The prospectus disclosure for the Armada S&P 500 Index Fund beginning on page 14 is amended by deleting the second and third paragraph under the section entitled "Principal Investment Strategies" and replacing them with the following:

          Under normal circumstances, the Adviser invests at least 80% of the Fund's net assets plus any borrowings for investment purposes in stocks included in the S&P 500 Composite Stock Price Index (the "Index"). The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

          The Index is made up of common stocks of 500 large, publicly traded companies. The vast majority of the Fund's assets is invested in stocks included in the Index in approximately the same relative proportion as those stocks are held in the Index. The Adviser does not generally "manage" the Fund in the traditional sense (i.e., by using economic, financial or market analysis). However, the Adviser believes that employing certain active management strategies for a small percentage of the Fund's assets, if successful, will result in net returns after expenses that may more closely approximate the returns of the Index.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU- 037-0100

                                  ARMADA FUNDS

                         ARMADA TAX MANAGED EQUITY FUND
                       ARMADA LARGE CAP CORE EQUITY FUND
                          ARMADA LARGE CAP GROWTH FUND
                           ARMADA S&P 500 INDEX FUND

                                    R Shares

   Supplement dated July 23, 2004 to the Prospectus dated October 1, 2003, as supplemented on December 1, 2003, December 19, 2003, February 2, 2004 and March
                                    9, 2004

ARMADA TAX MANAGED EQUITY FUND

     On July 22, 2004, the Board of Trustees of Armada Funds (the "Board") unanimously voted to liquidate Armada Tax Managed Equity Fund. Accordingly, effective July 26, 2004, the Fund will no longer be offered other than through dividend reinvestment. This decision was made after careful consideration of the Fund's operations, asset size, current expenses and historical performance. You may redeem or exchange your shares of the Fund for any other Armada Fund that is open to new investors until August 31, 2004. You may sell or exchange shares on any business day prior to August 31, 2004 by contacting us directly by mail, telephone (by calling toll free 1-800-622-FUND (3863)) or via our website (www.armadafunds.com). If you invest through a financial institution, you should contact the financial institution for more information on how to sell or exchange your shares. Effective August 31, 2004, the Fund will suspend all redemptions and exchanges in order to facilitate an orderly liquidation. If you still hold shares of the Fund as of August 31, 2004, we will automatically redeem your shares for cash and remit the proceeds to you (via check or wire) based on the instructions listed on your account within 14 days.

     The sale, exchange or liquidation of your shares will generally be a taxable event. You should consult your personal tax advisor concerning your particular tax situation.

     Please contact Armada Funds at 1-800-622-FUND (3863) for more information.

ARMADA LARGE CAP CORE EQUITY FUND

     The prospectus disclosure for the Armada Large Cap Core Equity Fund beginning on page 4 is amended by deleting the second, third and fourth paragraphs under the section entitled "Principal Investment Strategies" and replacing them with the following:

          The Fund's Adviser believes that the best approach to the large cap equity market is to employ a philosophy combining disciplined portfolio construction with flexible security selection. The Fund is generally a focused portfolio and is invested sector neutral to the S&P 500 Composite Stock Price Index, thus providing shareholders with a broad equity market exposure. A large portion of the Fund will be invested in companies with market capitalizations similar to the S&P 500 Composite Stock Price Index.

          Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

          The Adviser utilizes a systematic, disciplined investment process when selecting individual securities. The Adviser focuses on a combination of fundamental, technical, and sentiment factors to help identify appropriate investments for the Fund. Among the factors considered are the following: the quality of the management team; industry position; the company's business model; and historical growth rates.

     The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

     The following paragraph is added to the section entitled "Principal Risks of Investing" for the Armada Large Cap Core Fund beginning on page 4 of the prospectus:

          Active trading risk. The Fund's Adviser frequently buys and sells securities, which results in correspondingly higher expenses and other transaction costs, and which are ultimately borne by the Fund's shareholders. Higher portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for the Fund's shareholders.

ARMADA LARGE CAP GROWTH FUND

     The Board of Trustees approved the change in benchmark for Armada Large Cap Growth Fund from the S&P 500 Composite Stock Price Index to the Russell 1000 Growth Index effective May 11, 2004.

     The prospectus disclosure for the Armada Large Cap Growth Fund beginning on page 6 is amended by deleting the second paragraph under the section entitled "Principal Investment Strategies" and replacing it with the following:

          The Fund's Adviser believes that the best approach to the large cap equity market is to employ a philosophy combining disciplined portfolio construction with flexible security selection. The Fund is generally a focused portfolio and is invested sector neutral to the Russell 1000 Growth Index, thus providing shareholders with increased exposure to the growth areas of the equity market. A large portion of the Fund will be invested in companies with market capitalizations similar to the Russell 1000 Growth Index. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

     The following paragraph is added to the section entitled "Principal Risks of Investing" for the Armada Large Cap Growth Fund beginning on page 6 of the prospectus:

          Active trading risk. The Fund's Adviser frequently buys and sells securities, which results in correspondingly higher expenses and other transaction costs, and which are ultimately borne by the Fund's shareholders. Higher portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for the Fund's shareholders.

ARMADA S&P 500 INDEX FUND

     The prospectus disclosure for the Armada S&P 500 Index Fund beginning on page 14 is amended by deleting the second and third paragraph under the section entitled "Principal Investment Strategies" and replacing them with the following:

          Under normal circumstances, the Adviser invests at least 80% of the Fund's net assets plus any borrowings for investment purposes in stocks included in the S&P 500 Composite Stock Price Index (the "Index"). The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

          The Index is made up of common stocks of 500 large, publicly traded companies. The vast majority of the Fund's assets is invested in stocks included in the Index in approximately the same relative proportion as those stocks are held in the Index. The Adviser does not generally "manage" the Fund in the traditional sense (i.e., by using economic, financial or market analysis). However, the Adviser believes that employing certain active management strategies for a small percentage of the Fund's assets, if successful, will result in net returns after expenses that may more closely approximate the returns of the Index.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU-035-0100

                                  ARMADA FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION

   Supplement dated July 23, 2004 to the Statement of Additional Information dated October 1, 2003 as supplemented December 1, 2003, December 19, 2003,
                        March 9, 2004 and March 19, 2004

 This Supplement provides new and additional information beyond that contained in the Statement of Additional Information ("SAI") and should be read in conjunction with the SAI.

     On July 22, 2004, the Board of Trustees of Armada Funds unanimously voted to liquidate Armada Tax Managed Equity Fund, effective August 31, 2004. Further effective July 26, 2004, the Fund is no longer offered other than through dividend reinvestment. Accordingly, effective August 31, 2004, all references to Armada Tax Managed Equity Fund are hereby deleted.

     Effective July 22, 2004, the first paragraph under the section entitled "Armada Large Cap Core Equity Fund" on page 3 of the SAI is replaced with the following:

ARMADA LARGE CAP CORE EQUITY FUND

          The Fund seeks to achieve its objective by investing in a focused portfolio of common stocks with large market capitalizations and which is invested sector neutral to the S&P 500 Composite Stock Price Index. A majority of the Fund will be invested in companies with a market capitalization similar to the S&P 500 Composite Stock Price Index. The Fund's Adviser focuses on a combination of fundamental, technical, and sentiment factors in identifying investments for the Fund. Among the factors considered are the quality of the management team, industry position, business model and historical growth rates.

     Effective July 22, 2004, the paragraph under the section entitled "Armada Large Cap Growth Fund" on page 3 of the SAI is replaced with the following:

ARMADA LARGE CAP GROWTH FUND

          The Fund seeks to achieve its objective by investing in a focused portfolio of common stocks with large market capitalizations, and which is invested sector neutral to the Russell 1000 Growth Index. The Fund's Adviser selects companies that have historically proven the ability to grow earnings, revenue, return on equity, and return on capital and have maintained leadership within their industry. The Fund may invest up to 20% of its assets in foreign securities.

ARMADA S&P 500 INDEX FUND

     Effective July 22, 2004, the first five paragraphs under the section entitled "Armada S&P 500 Index Fund" on page 5 of the SAI are deleted and replaced with the following:

          The vast majority of the Fund's assets is invested in stocks included in the S&P 500 Composite Stock Price Index (the "S&P 500" or "Index") in approximately the same relative proportion as those stocks are held in the Index. Under ordinary circumstances, the Fund will take positions only in equity securities currently within the S&P 500, scheduled to be added to the Index, or recently removed from the Index. To meet the investment objective of tracking the Index before Fund expenses, stocks are routinely eliminated from or added to the Fund to reflect additions to or deletions from the S&P 500 (including mergers or changes in the composition of the Index). Stocks are also sold to raise cash to meet withdrawals, or purchased to invest cash contributions. Accordingly, sales may result in losses that may not have been realized if the Fund were actively managed in the traditional sense, and purchases may be made that would not have been made if the Fund were actively managed in the traditional sense. Adverse events, such as reported losses, dividend cuts or omissions, legal proceedings and defaults will not normally result in the sale of a common stock. The Fund will remain substantially fully invested in common stocks and equity derivative instruments whether stock prices are rising or falling.

          The Adviser believes that using active management techniques for a small portion of the Fund's assets may increase the correlation between the Fund's net return after expenses and the return of the S&P 500. Consequently, the Fund may purchase a security that is scheduled to be included in the S&P 500 but prior to the effective inclusion date. The Fund may also temporarily continue to hold a security that has been deleted from the S&P 500. A diversified subset of stocks held in the fund may have weights slightly higher or lower than those in the Index with the goal of adding small incremental performance relative to the Index. Stocks that are held in very small proportions in the Index may be excluded from the Fund or held short if they are expected to underperform.

          The Adviser believes that this investment approach should involve less portfolio turnover, notwithstanding periodic additions to and deletions from the S&P 500, and thus lower brokerage costs, transfer taxes and operating expenses, than in more traditionally managed funds, although there is no assurance that this will be the case. The costs and other expenses incurred in securities transactions, apart from any difference between the investment results of the Fund and those of the S&P 500, may cause the return of the Fund to be lower than the return of the Index.

          The S&P 500 is composed of 500 common stocks, most of which are listed on the NYSE. S&P selects the stocks for the S&P 500 on a statistical basis. As of August 31, 2003, the stocks in the S&P 500 had an average market capitalization of approximately $18.6 billion. The range of market capitalization for companies represented in the S&P 500 was $603 million to nearly $296 billion. "Market capitalization" of a company is the market price per share of stock multiplied by the number of shares outstanding.

          The Fund may acquire derivative instruments designed to replicate the performance of the S&P 500, such as S&P 500 stock index futures contracts or Standard & Poor's Depositary Receipts. In addition, the Fund may sell securities short to the extent of up to 4% of the Fund's assets. The Fund is not required to buy or sell securities solely because the percentage of its assets invested in Index stocks changes when the market value of its holdings increases or decreases. In addition, the Fund may omit or remove an Index stock from its portfolio if the Adviser believes the stock to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions. With respect to the remaining portion of its net assets, the Fund may hold temporary cash balances which may be invested in U.S. government obligations and money market investments. In extraordinary circumstances, the Fund may exclude a stock listed on the Index from its holdings or include a similar stock in its place if it believes that doing so will help achieve its investment objective. The Fund also may enter into repurchase agreements, reverse repurchase agreements, and lend its portfolio securities.

          While there can be no guarantee that the Fund's investment results will precisely match the results of the S&P 500, the Adviser believes that, before deduction of operating expenses, there will be a very high correlation between the returns generated by the Fund and the S&P 500. The Fund will attempt to achieve a correlation between the performance of its asset portfolio and that of the S&P 500 of at least 95% before deduction of operating expenses. A correlation of 100% would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Fund's ability to correlate its performance with the S&P 500, however, may be affected by, among other things, changes in securities markets, the manner in which S&P calculates the Index, and the timing of purchases and redemptions. The Adviser monitors the correlation of the performance of the Fund in relation to the Index under the supervision of the Board of Trustees. The Fund intends to actively rebalance its portfolio to achieve high correlation of performance with the S&P 500. To reduce transaction costs and minimize shareholders' current capital gains liability, the Fund's investment portfolio will not be automatically rebalanced to reflect changes in the S&P 500. In the unlikely event that a high correlation is not achieved, the Board of Trustees will take appropriate steps based on the reasons for the lower than expected correlation.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU-031-0100
                                        2